UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                        156 West 56th Street, 17th Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


[LOGO OMITTED] RIVERPARK                            RIVERPARK LARGE GROWTH FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.7%**

  Consumer Discretionary -- 25.6%
    Amazon.com*                                   159                $    29
    Carnival                                      997                     46
    Coach                                         552                     31
    Discovery Communications, Cl C*             1,127                     41
    Dollar Tree*                                1,008                     56
    Gildan Activewear                             557                     16
    Las Vegas Sands*                              394                     18
    Lowe's                                        642                     16
    McDonald's                                    290                     22
    Polo Ralph Lauren, Cl A                       134                     15
    priceline.com*                                 82                     33
    Target                                        353                     21
    Walt Disney                                 1,284                     48
    Wynn Resorts                                  155                     16
    Yum! Brands                                   426                     21
                                                                   ---------
                                                                         429
                                                                   ---------
  Consumer Staples -- 1.0%
    Costco Wholesale                              233                     17
                                                                   ---------
  Energy -- 3.2%
    Devon Energy                                  281                     22
    Southwestern Energy*                          842                     32
                                                                   ---------
                                                                          54
                                                                   ---------
  Financials -- 23.9%
    American Express                            1,083                     46
    BlackRock, Cl A                               100                     19
    Blackstone Group LP                         2,310                     33
    Charles Schwab                              1,784                     31
    CME Group, Cl A                               154                     50
    Goldman Sachs Group                           264                     44
    IntercontinentalExchange*                     229                     27
    KKR                                         2,318                     33
    T Rowe Price Group                            764                     49
    TD Ameritrade Holding                       2,029                     39
    Visa, Cl A                                    418                     29
                                                                   ---------
                                                                         400
                                                                   ---------
  Health Care -- 9.6%
    Edwards Lifesciences*                         324                     26
    Express Scripts*                              662                     36
    Intuitive Surgical*                           124                     32
    Laboratory Corp. of America
      Holdings*                                   249                     22
    Perrigo                                       510                     32
    Quest Diagnostics                             241                     13
                                                                   ---------
                                                                         161
                                                                   ---------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
    Industrials -- 5.2%
      CH Robinson Worldwide                       220              $      18
      Expeditors International of
       Washington                                 353                     19
      Precision Castparts                         128                     18
      Stericycle*                                 191                     15
      United Parcel Service, Cl B                 224                     16
                                                                   ---------
                                                                          86
                                                                   ---------
    Information Technology -- 18.5%
      Apple*                                      104                     34
      Cisco Systems*                              908                     18
      Cree*                                       305                     20
      eBay*                                       940                     26
      EMC*                                      1,169                     27
      Equinix*                                    911                     74
      Google, Cl A*                                47                     28
      Mastercard, Cl A                             85                     19
      QUALCOMM                                    732                     36
      Rovi*                                       446                     28
                                                                   ---------
                                                                         310
                                                                   ---------
    Materials -- 2.6%
      Ecolab                                      547                     28
      Praxair                                     173                     16
                                                                   ---------
                                                                          44
                                                                   ---------
    Telecommunication Services -- 5.1%
      American Tower, Cl A*                       552                     29
      Crown Castle International*                 635                     28
      SBA Communications, Cl A*                   713                     29
                                                                   ---------
                                                                          86
                                                                   ---------
Total Common Stock
    (Cost $1,459) (000)                                                1,587
                                                                   ---------
Total Investments -- 94.7%
    (Cost $1,459) (000)+                                           $   1,587
                                                                   =========

      Percentages are based on Net Assets of $1,676 (000).
*     Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class
LP -- Limited Partnership

As of December 31, 2010, all of the Fund's investments were considered Level 1. Please see Valuation of Investments at end of Form N-Q for more information regarding fair value measurements.

+ At December 31, 2010, the tax basis cost of the Fund's investments was $1,459 (000) and the unrealized appreciation and depreciation were $147
     (000) and $(19) (000), respectively.

[LOGO OMITTED] RIVERPARK                                RIVERPARK/WEDGEWOOD FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.1%**

  Consumer Discretionary -- 2.1%
    Amazon.com*                                   449              $      81
                                                                   ---------
  Consumer Staples -- 3.9%
    PepsiCo                                     2,213                    145
                                                                   ---------
  Financials -- 22.0%
    American Express                            4,518                    194
    Goldman Sachs Group                           997                    168
    US Bancorp                                  6,899                    186
    Visa, Cl A                                  3,900                    274
                                                                   ---------
                                                                         822
                                                                   ---------
  Health Care -- 25.7%
    Express Scripts*                            5,246                    284
    Gilead Sciences*                            5,441                    197
    Intuitive Surgical*                           527                    136
    Perrigo                                     2,780                    176
    Varian Medical Systems*                     2,420                    167
                                                                   ---------
                                                                         960
                                                                   ---------
  Industrials -- 8.2%
    Jacobs Engineering Group*                   3,520                    161
    Stericycle*                                 1,796                    146
                                                                   ---------
                                                                         307
                                                                   ---------
  Information Technology -- 29.9%
    Apple*                                        927                    299
    Cognizant Technology Solutions,
      Cl A*                                     1,543                    113
    EMC*                                        5,884                    135
    Google, Cl A*                                 442                    262
    Linear Technology                           4,401                    152
    QUALCOMM                                    3,149                    156
                                                                   ---------
                                                                       1,117
                                                                   ---------
  Materials -- 3.3%
    Ecolab                                      2,488                    125
                                                                   ---------
Total Common Stock
  (Cost $3,349) (000)                                                  3,557
                                                                   ---------
Total Investments -- 95.1%
  (Cost $3,349) (000)+                                             $   3,557
                                                                   =========

     Percentages are based on Net Assets of $3,739 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

As of December 31, 2010, all of the Fund's investments were considered Level 1. Please see Valuation of Investments at end of Form N-Q for more information regarding fair value measurements.

+ At December 31, 2010, the tax basis cost of the Fund's investments was $3,349 (000) and the unrealized appreciation and depreciation were $241
     (000) and $(33) (000), respectively.

[LOGO OMITTED] RIVERPARK                        RIVERPARK SMALL CAP GROWTH FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.8%**

  Consumer Discretionary -- 23.4%
    Central European Media
      Enterprises, Cl A*                          992              $      20
    Choice Hotels International                   679                     26
    Collective Brands*                          2,119                     45
    Dollarama*                                  2,257                     65
    Gildan Activewear                             748                     21
    hhgregg*                                    1,481                     31
    HSN*                                        2,450                     75
    Lululemon Athletica*                          519                     36
    Morton's Restaurant Group*                  5,122                     33
    National CineMedia                          2,042                     41
    Rentrak*                                      830                     25
    Steiner Leisure*                              652                     30
    Under Armour, Cl A*                           707                     39
    Vail Resorts*                                 881                     46
                                                                   ---------
                                                                         533
                                                                   ---------
  Consumer Staples -- 1.3%
    Diamond Foods                                 560                     30
                                                                   ---------
  Energy -- 5.5%
    CARBO Ceramics                                487                     50
    Clean Energy Fuels*                         2,063                     29
    SandRidge Energy*                           6,249                     46
                                                                   ---------
                                                                         125
                                                                   ---------
  Financials -- 12.7%
    CapLease                                    3,712                     22
    CBOE Holdings                               1,774                     41
    Coresite Realty                             2,678                     36
    E*Trade Financial*                          1,235                     20
    Greenhill                                     358                     29
    Hercules Technology Growth
      Capital                                   2,719                     28
    JMP Group                                   2,712                     21
    Medallion Financial                         2,071                     17
    Stifel Financial*                             574                     36
    Tree.com*                                   4,071                     38
                                                                   ---------
                                                                         288
                                                                   ---------
  Health Care -- 11.4%
    Accretive Health*                           4,352                     71
    athenahealth*                                 633                     26
    BioMarin Pharmaceutical*                    1,570                     42
    Immucor*                                    1,791                     35
    Thoratec*                                   1,452                     41
    Volcano*                                    1,558                     43
                                                                   ---------
                                                                         258
                                                                   ---------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
    Industrials -- 6.9%
      Clean Harbors*                              634              $      53
      CoStar Group*                               508                     29
      EnerNOC*                                  1,595                     38
      ESCO Technologies                           972                     37
                                                                   ---------
                                                                         157
                                                                   ---------
    Information Technology -- 30.2%
      Alliance Data Systems*                      932                     66
      Ariba*                                    1,508                     35
      Blackboard*                                 435                     18
      DTS*                                        651                     32
      Entropic Communications*                  2,393                     29
      Equinix*                                    738                     60
      GSI Commerce*                             2,311                     54
      Itron*                                      492                     27
      LogMeIn*                                    460                     20
      NetSuite*                                 1,086                     27
      Sapient                                   5,327                     65
      SuccessFactors*                             775                     22
      TechTarget*                               5,189                     41
      Terremark Worldwide*                      3,201                     41
      TiVo*                                     7,393                     64
      Travelzoo*                                1,275                     53
      VeriFone Systems*                           850                     33
                                                                   ---------
                                                                         687
                                                                   ---------
    Telecommunication Services -- 2.4%
      SBA Communications, Cl A*                 1,316                     54
                                                                   ---------
Total Common Stock
    (Cost $1,933) (000)                                                2,132
                                                                   ---------
Total Investments -- 93.8%
    (Cost $1,933) (000)+                                           $   2,132
                                                                   =========

     Percentages are based on Net Assets of $2,274 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

As of December 31, 2010, all of the Fund's investments were considered Level 1. Please see Valuation of Investments at end of Form N-Q for more information regarding fair value measurements.

+ At December 31, 2010, the tax basis cost of the Fund's investments was $1,933 (000) and the unrealized appreciation and depreciation were $252
     (000) and $(53) (000), respectively.

[LOGO OMITTED] RIVERPARK                    RIVERPARK SHORT TERM HIGH YIELD FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            FACE AMOUNT
DESCRIPTON                                     (000)              VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 80.8%

  Consumer Discretionary -- 8.1%
    Brown Shoe
       8.750%, 05/01/12                     $     240              $     244
    Exide Technologies
       10.500%, 03/15/13                          275                    279
    UCI International PIK
       9.250%, 12/15/13 (a)                       102                    102
                                                                   ---------
                                                                         625
                                                                   ---------
  Energy -- 1.5%
    Ship Finance International
       8.500%, 12/15/13                           115                    117
                                                                   ---------
  Financials -- 14.5%
    Ally Financial
       1.977%, 07/15/11 (a)                        50                     49
       1.863%, 05/15/11 (a)                       157                    155
    CIT Group
       7.000%, 05/01/13                           100                    102
    CIT Group Funding of Delaware
       10.250%, 05/01/17                          200                    204
    Daimler Finance North America
       7.750%, 01/18/11                           180                    180
    First Tennessee Capital I
       8.070%, 01/06/27                            80                     80
    Leucadia National
       7.000%, 08/15/13                           275                    295
    Sears Roebuck Acceptance
       7.000%, 02/01/11                            55                     56
                                                                   ---------
                                                                       1,121
                                                                   ---------
  Health Care -- 12.5%
    Bio-Rad Laboratories
       7.500%, 08/15/13                           300                    304
    Boston Scientific
       4.250%, 01/12/11                           258                    258
    US Oncology Holdings PIK
       6.427%, 03/15/12 (a)                       400                    403
                                                                   ---------
                                                                         965
                                                                   ---------
  Industrials -- 33.8%
    Briggs & Stratton
       8.875%, 03/15/11                           200                    204
    Clear Channel Communications
       6.250%, 03/15/11                            95                     95
    Continental Airlines
       8.750%, 12/01/11                           200                    206
    Delta Air Lines Pass-Through
      Trust
       7.711%, 09/18/11                           200                    205
    Hawk
       8.750%, 11/01/14                           195                    201
    Hertz
       10.500%, 01/01/16                          225                    237


--------------------------------------------------------------------------------
                                            FACE AMOUNT
DESCRIPTON                                     (000)              VALUE (000)
--------------------------------------------------------------------------------
    Intelsat
       9.250%, 06/15/16                     $     275              $     297
    Iron Mountain
       7.750%, 01/15/15                           120                    120
    Satelites Mexicanos
       12.000%, 11/30/11 (a)                      100                     98
    SGS International
       12.000%, 12/15/13                          275                    283
    Sun Media
       7.625%, 02/15/13                           285                    286
    Terex
       7.375%, 01/15/14                           135                    137
    Thermadyne Holdings
       10.500%, 02/01/14 (d)                      250                    255
                                                                   ---------
                                                                       2,624
                                                                   ---------
  Information Technology -- 0.6%
    Unisys
       8.000%, 10/15/12                            45                     47
                                                                   ---------
  Telecommunication Services -- 6.9%
    Sprint Capital
       7.625%, 01/30/11                           280                    281
    Telecom Italia Capital
       0.767%, 02/01/11 (a)                       250                    250
                                                                   ---------
                                                                         531
                                                                   ---------
  Utilities -- 2.9%
    Mirant Americas Generation
       8.300%, 05/01/11                           225                    228
                                                                   ---------
Total Corporate Obligations
  (Cost $6,270) (000)                                                  6,258
                                                                   ---------
BANK LOAN OBLIGATIONS -- 9.9%
    Point Blank Funding
       14.500%, 06/15/11 (c)                      300                    295
    Radio One
       0.000%, 06/30/12 (e)                       250                    243
    Terrestar Bank PIK
       14.000%, 02/05/13 (c)                      225                    232
                                                                   ---------
Total Bank Loan Obligations
  (Cost $772) (000)                                                      770
                                                                   ---------
CONVERTIBLE BONDS -- 7.1%
    ADC Telecommunications
       3.500%, 07/15/17                           180                    180
    Central European Media
      Enterprises
       3.500%, 03/15/13 (b)                       150                    133
    Icahn Enterprises LP
       4.000%, 08/15/13 (a) (b)                   250                    237
                                                                   ---------
Total Convertible Bonds
  (Cost $554) (000)                                                      550
                                                                   ---------
Total Investments -- 97.8%
  (Cost $7,596) (000)+                                             $   7,578
                                                                   =========

[LOGO OMITTED] RIVERPARK                    RIVERPARK SHORT TERM HIGH YIELD FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


     Percentages are based on Net Assets of $7,751 (000).
(a) Variable rate security - Rate disclosed is the rate in effect on December 31, 2010.
(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(c) Security fair valued using methods determined in good faith by the Pricing Committee. As of December 31, 2010, the total market value of these securities was $527 (000) and represented 6.8% of Net Assets.
(d)  Step Bond -- The coupon on a step bond changes on a specified date.
(e)  Unsettled bank loan

LP -- Limited Partnership
PIK -- Payment-in-Kind

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN
 SECURITIES                LEVEL 1      LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations
  Consumer
     Discretionary         $  --       $   625      $    --      $  625
  Energy                      --           117           --         117
  Financials                  --         1,121           --       1,121
  Health Care                 --           965           --         965
  Industrials                 --         2,624           --       2,624
  Information
     Technology               --            47           --          47
  Telecommunication
     Services                 --           531           --         531
  Utilities                   --           228           --         228
 Bank Loan Obligations        --           243          527         770
 Convertible Bonds            --           550           --         550
--------------------------------------------------------------------------------
Total Investments in
 Securities                $  --       $ 7,051       $  527     $ 7,578
--------------------------------------------------------------------------------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 INVESTMENTS IN
                                                                   BANK LOAN
                                                                   OBLIGATONS
                                                                 --------------
Beginning balance as of October 4, 2010                             $     --
     Accrued discounts/premiums                                           --
     Realized gain (loss)                                                 --
     Change in unrealized
          appreciation (depreciation)                                     --
     Purchases                                                            --
     Sales                                                                --
     Transfer into Level 3                                               527
     Transfer out of Level 3                                              --
                                                                    --------
Ending balance as of December 31, 2010                              $    527
                                                                    ========

+ At December 31, 2010, the tax basis cost of the Fund's investments was $7,596 (000) and the unrealized appreciation and depreciation were $23
     (000) and $(41) (000), respectively.

[LOGO OMITTED] RIVERPARK                      RIVERPARK/GRAVITY LONG-BIASED FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 43.1%

  Consumer Discretionary -- 3.5%
    Gildan Activewear                             660              $      19
    Hyatt Hotels, Cl A*                         1,020                     47
    Washington Post, Cl B                          65                     28
    Wolters Kluwer*                               850                     19
                                                                   ---------
                                                                         113
                                                                   ---------
  Consumer Staples -- 4.8%
    Coca-Cola                                     930                     61
    Molson Coors Brewing, Cl B                    395                     20
    Wal-Mart Stores                             1,390                     75
                                                                   ---------
                                                                         156
                                                                   ---------
  Energy -- 15.6%
    BP ADR                                        725                     32
    Exxon Mobil                                   905                     66
    Penn Virginia GP Holdings LP                4,760                    125
    Ultra Petroleum*                            2,855                    136
    Williams                                    2,198                     55
    Williams Partners LP                        1,920                     90
                                                                   ---------
                                                                         504
                                                                   ---------
  Financials -- 1.7%
    Berkshire Hathaway, Cl B*                     265                     21
    Wells Fargo                                 1,110                     35
                                                                   ---------
                                                                          56
                                                                   ---------
  Industrials -- 4.5%
    Iron Mountain                               4,885                    122
    Republic Services, Cl A                       738                     22
                                                                   ---------
                                                                         144
                                                                   ---------
  Information Technology -- 9.5%
    Dell*                                       3,685                     50
    Microsoft                                     950                     27
    Western Union                               4,280                     79
    Yahoo!*                                     9,169                    152
                                                                   ---------
                                                                         308
                                                                   ---------
  Materials -- 3.5%
    Agnico-Eagle Mines                            570                     44
    Goldcorp                                      655                     30
    Sealed Air                                  1,545                     39
                                                                   ---------
                                                                         113
                                                                   ---------
Total Common Stock
  (Cost $1,292) (000)                                                  1,394
                                                                   ---------


--------------------------------------------------------------------------------
DESCRIPTON                                     SHARES             VALUE (000)
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 4.2%

    ProShares Short Russell2000                   275              $       9
    ProShares UltraShort Basic
      Materials                                 1,251                     24
    ProShares UltraShort MSCI
      Europe                                    5,290                     75
    ProShares UltraShort Real Estate            1,485                     27
                                                                   ---------
Total Exchange-Traded Funds
  (Cost $151) (000)                                                      135
                                                                   ---------
Total Investments -- 47.3%
  (Cost $1,443) (000)+                                             $   1,529
                                                                   =========
SCHEDULE OF SECURITIES SOLD SHORT
EXCHANGE-TRADED FUNDS -- 5.4%
    Financial Select Sector SPDR
      Fund                                      3,800              $      61
    SPDR S&P 500 ETF Trust                        600                     75
    SPDR S&P Oil & Gas Exploration
      & Production                                715                     38
                                                                   ---------
Total Exchange-Traded Funds
  (Proceeds $158) (000)                                                  174
                                                                   ---------
COMMON STOCK -- 1.7%
  Industrials -- 1.7%
    General Electric                            3,030                     55
                                                                   ---------
Total Common Stock
  (Proceeds $48) (000)                                                    55
                                                                   ---------
Total Securities Sold Short -- 7.1%
  (Proceeds $206) (000)++                                          $     229
                                                                   =========

     Percentages are based on Net Assets of $3,233 (000).
*    Non-income producing security.

ADR -- American Depositary Receipt
Cl -- Class
ETF -- Exchange-Traded Fund
LP -- Limited Partnership
MSCI -- Morgan Stanley Capital International
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

As of December 31, 2010, all of the Fund's investments and securities sold short were considered Level 1. Please see Valuation of Investments at end of Form N-Q for more information regarding fair value measurements.

[LOGO OMITTED] RIVERPARK                      RIVERPARK/GRAVITY LONG-BIASED FUND
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

+ At December 31, 2010, the tax basis cost of the Fund's investments was $1,443 (000) and the unrealized appreciation and depreciation were $104
     (000) and $(18) (000), respectively.

++ At December 31, 2010, the tax basis proceeds of the Fund's securities sold short was $206 (000) and the unrealized appreciation and depreciation were $0 (000) and $(23) (000), respectively.

[LOGO OMITTED] RIVERPARK
               FUNDS                               DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

VALUATION OF INVESTMENTS

Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day. If there is no such reported sale on an exchange or NASDAQ, the Funds will value such securities at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service which such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Board of Trustees.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to each Fund's Schedules of Investments.

SECURITIES SOLD SHORT

Each Fund may effect short sales of securities. A short sale involves the sale of a security that a Fund does not own in anticipation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. When selling short, a Fund must borrow the security sold short and will be obligated to return the security to the lender. This is accomplished by a later purchase of the security by the Fund to close its short position. When a Fund effects a short sale, it must maintain collateral in a segregated account consisting of cash or liquid securities with a value equal to the current market value of the securities sold short less any cash deposited with its broker. A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the value of such Fund's net assets, except that the RiverPark/Gravity Long-Biased Fund may sell a security short so long as, as a result of that sale, the current value of securities sold short by that Fund would not exceed 30% of the value of its net assets.

The use of short sales is considered a speculative investment practice. The limited use of this practice, however, permits a Fund to pursue opportunities to profit from anticipated declines in the prices of particular securities which in the view of the Adviser are overvalued or are likely to be adversely affected by particular trends or events.

Each Fund may also effect short sales "against the box" to hedge against a decline in the value of a security owned by the Fund. These transactions are not subject to the 10% limitation described above. If a Fund effects a short sale against the box, it will set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and hold those securities while the short sale is outstanding.

RPF-QH-001-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverPark Funds Trust

By (Signature and Title)*            /S/ MORTY SCHAJA
                                     ----------------------------
                                     Morty Schaja
                                     President
Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /S/ MORTY SCHAJA
                                     ----------------------------
                                     Morty Schaja
                                     President
Date: March 1, 2011

By (Signature and Title)*            /S/ MICHAEL LAWSON
                                     ----------------------------
                                     Michael Lawson
                                     Chief Financial Officer and Treasurer
Date: March 1, 2011

* Print the name and title of each signing officer under his or her signature.